Contractual Purchase Commitments (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013
Commitments and Contingencies [Line Items]
2014	$ 46,594
2015	2,985
2016	2,756
2017	2,756
2018	2,690
Thereafter	13,663
Total	$ 71,444